Significant accounting policies - Disclosure of expected loss rates (Details)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
First range
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	0.00%	0.00%	0.00%
Second range
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	25.00%	25.00%	25.00%
Third range
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	50.00%	50.00%	50.00%
Fourth range
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	75.00%	75.00%	75.00%
Fifth range
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	100.00%	100.00%	100.00%